UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-3566

     T. Rowe Price Growth & Income Fund, Inc. (Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202 (Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202 (Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000 Date of fiscal year end: December 31 Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE GROWTH & INCOME FUND
Unaudited		March 31, 2008
Portfolio of Investments ‡	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 98.6%
CONSUMER DISCRETIONARY 8.2%
Hotels, Restaurants & Leisure 1.9%
International Game Technology	248,200	9,980
Marriott International, Class A	160,000	5,497
Wynn Resorts	62,000	6,240
Yum! Brands	79,200	2,947
		24,664
Household Durables 0.8%
Fortune Brands	55,000	3,823
Lennar, Class A	300,000	5,643
		9,466
Internet & Catalog Retail 0.4%
Amazon.com (1)	75,000	5,348
		5,348
Media 1.3%
Cablevision, Class A (1)	390,000	8,358
Time Warner	625,000	8,762
		17,120
Multiline Retail 1.2%
Kohl's (1)	365,000	15,655
		15,655
Specialty Retail 2.6%
Bed Bath & Beyond (1)	320,000	9,440
Home Depot	300,000	8,391
TJX	450,000	14,881
		32,712
Total Consumer Discretionary		104,965
CONSUMER STAPLES 10.7%
Beverages 2.3%
Coca-Cola	245,000	14,913
PepsiCo	190,000	13,718
		28,631
Food & Staples Retailing 3.1%
CVS Caremark	410,000	16,609
Wal-Mart	425,000	22,389
		38,998
Food Products 1.7%
General Mills	220,000	13,173
Kraft Foods, Class A	275,000	8,528
		21,701
Household Products 1.4%
Procter & Gamble	257,500	18,043
		18,043
Personal Products 1.6%
Avon	525,000	20,759
		20,759
Tobacco 0.6%
Altria Group	105,000	2,331
Philip Morris International (1)	105,000	5,311
		7,642
Total Consumer Staples		135,774
ENERGY 14.2%
Energy Equipment & Services 4.5%
Baker Hughes	271,400	18,591
Schlumberger	311,100	27,066
Smith International	189,800	12,191
		57,848
Oil, Gas & Consumable Fuels 9.7%
CONSOL Energy	210,000	14,530
ExxonMobil	373,000	31,548
Murphy Oil	300,000	24,642
Royal Dutch Shell, ADR, Class A	226,600	15,631
Spectra Energy	385,000	8,759
Sunoco	150,000	7,870
Total, ADR	275,000	20,353
		123,333

Total Energy		181,181

FINANCIALS 15.6%

Capital Markets 4.6%
Ameriprise Financial	200,000	10,370
Franklin Resources	80,000	7,759
Goldman Sachs	40,000	6,616
Invesco	324,000	7,893
Merrill Lynch	230,000	9,370
Morgan Stanley	205,000	9,368
State Street	100,000	7,900
		59,276
Commercial Banks 2.8%
Marshall & Ilsley	300,000	6,960
SunTrust	225,000	12,407
U.S. Bancorp	500,000	16,180
		35,547
Diversified Financial Services 1.7%
Citigroup	760,000	16,279
Moody's	160,000	5,573
		21,852
Insurance 5.1%
American International Group	300,000	12,975
Aon	410,000	16,482
MetLife	265,000	15,969
Prudential Financial	100,000	7,825
Willis Group	345,000	11,595
		64,846
Real Estate Investment Trusts (REITs) 1.0%
Equity Residential, REIT	315,000	13,069
		13,069
Thrifts & Mortgage Finance 0.4%
Freddie Mac	180,000	4,558
		4,558
Total Financials		199,148
HEALTH CARE 12.3%
Biotechnology 0.5%
Amgen (1)	160,000	6,685
		6,685
Health Care Equipment & Supplies 4.1%
Baxter International	130,000	7,517
Becton, Dickinson & Company	120,000	10,302
C.R. Bard	122,500	11,809
Covidien	340,000	15,045
Zimmer Holdings (1)	92,500	7,202
		51,875
Health Care Providers & Services 3.1%
Aetna	365,000	15,363
Express Scripts (1)	145,000	9,326
Laboratory Corporation of America (1)	60,000	4,421
WellPoint (1)	240,000	10,591
		39,701
Pharmaceuticals 4.6%
Johnson & Johnson	240,000	15,569
Merck	260,000	9,867
Pfizer	471,000	9,858
Teva Pharmaceutical, ADR	330,000	15,242
Wyeth	205,000	8,561
		59,097
Total Health Care		157,358
INDUSTRIALS & BUSINESS SERVICES 13.4%
Air Freight & Logistics 2.0%
Expeditors International of Washington	255,000	11,521
UPS, Class B	185,000	13,508
		25,029
Airlines 0.7%
Southwest Airlines	685,000	8,494
		8,494
Commercial Services & Supplies 1.2%
Republic Services	540,000	15,790
		15,790
Industrial Conglomerates 5.5%
3M	190,000	15,039
GE	1,155,000	42,747
McDermott International (1)	70,000	3,837
Tyco International	185,000	8,149
		69,772
Machinery 4.0%
Danaher	300,000	22,809
Illinois Tool Works	275,000	13,263
ITT	300,000	15,543
		51,615
Total Industrials & Business Services		170,700
INFORMATION TECHNOLOGY 13.6%
Communications Equipment 2.1%
Alcatel-Lucent (EUR)	840,000	4,815
Cisco Systems (1)	280,000	6,745
Corning	290,000	6,972
Juniper Networks (1)	310,000	7,750
		26,282
Computers & Peripherals 1.0%
Dell (1)	650,000	12,948
		12,948
Electronic Equipment & Instruments 0.6%
Tyco Electronics	210,000	7,207
		7,207
Internet Software & Services 1.5%
Google, Class A (1)	8,000	3,524
VeriSign (1)	316,200	10,510
Yahoo! (1)	190,000	5,497
		19,531
IT Services 1.2%
Electronic Data Systems	375,000	6,244
Visa, Class A (1)	140,000	8,730
		14,974
Semiconductor & Semiconductor Equipment 4.3%
Analog Devices	300,000	8,856
Applied Materials	435,000	8,487
Intel	790,000	16,732
Marvell Technology Group (1)	750,000	8,160
Maxim Integrated Products	390,000	7,952
Texas Instruments	180,000	5,089
		55,276
Software 2.9%
Autodesk (1)	309,900	9,756
Microsoft	975,000	27,670
		37,426
Total Information Technology		173,644
MATERIALS 0.8%
Metals & Mining 0.8%
Rio Tinto (GBP)	98,000	10,180
Total Materials		10,180
TELECOMMUNICATION SERVICES 4.6%
Diversified Telecommunication Services 2.0%
AT&T	565,000	21,639
Verizon Communications	110,000	4,010
		25,649
Wireless Telecommunication Services 2.6%
America Movil, ADR	157,500	10,031
American Tower, Class A (1)	600,000	23,526
		33,557
Total Telecommunication Services		59,206
UTILITIES 5.2%
Electric Utilities 3.3%
Duke Energy	500,000	8,925
Edison International	255,000	12,500
Entergy	80,000	8,727
PPL	250,000	11,480
		41,632
Independent Power Producers & Energy Traders 0.8%
NRG Energy (1)	260,000	10,137
		10,137
Multi-Utilities 1.1%
Public Service Enterprise	360,000	14,468
		14,468
Total Utilities		66,237
Total Common Stocks (Cost $1,078,297)		1,258,393
SHORT-TERM INVESTMENTS 1.0%
Money Market Funds 1.0%
T. Rowe Price Reserve Investment Fund, 3.29% (2)(3)	12,777,822	12,778
Total Short-Term Investments (Cost $12,778)		12,778
Total Investments in Securities
99.6% of Net Assets (Cost $1,091,075)		$1,271,171

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated Companies
ADR	American Depository Receipts
EUR	Euro
GBP	British Pound
REIT	Real Estate Investment Trust

(3) Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	3/31/08	12/31/07
T. Rowe Price Reserve
Investment Fund, 3.29%	¤	¤	$ 135	$ 12,778	$ 19,469

Totals			$ 135	$ 12,778	$ 19,469

¤ Purchase and sale information not shown for cash management funds.

Other information for the period ended March 31, 2008 related to affiliated companies is as follows:
Investment in securities, at cost	$ 12,778
Dividend income	135
Interest income	-
Investment income	$ 135
Realized gain (loss) on securities	-
Capital gain distributions from
mutual funds	-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Growth & Income Fund
Unaudited	March 31, 2008
Notes To Portfolio of Investments

T. Rowe Price Growth & Income Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth, a reasonable level of current income, and increasing future income through investments primarily in dividend-paying common stocks.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions

Investment transactions are accounted for on the trade date.

Currency Translation

Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncement

On January 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs

Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk) Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s investments, based on the inputs used to determine their values on March 31, 2008:

Valuation Inputs Investments in Securities

Level 1 – quoted prices $ 1,235,446,000 Level 2 – significant other observable inputs 35,725,000 Level 3 – significant unobservable inputs 0 Total $ 1,271,171,000

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2008, the cost of investments for federal income tax purposes was $1,091,075,000. Net unrealized gain aggregated $180,098,000 at period-end, of which $265,348,000 related to appreciated investments and $85,250,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates), and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Growth & Income Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 20, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 20, 2008

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	May 20, 2008